Debt - Outstanding Senior Debt (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt	$ 33,954	$ 33,876	$ 33,564
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt	24,251	24,186	23,926
Subordinated notes
Debt Instrument [Line Items]
Debt	$ 9,703	$ 9,690	$ 9,638